SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Current maturities of long-term borrowings (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
Borrowings and other credit facilities
Current maturities	Rp 13,409	Rp 6,296
Two-step loans
Borrowings and other credit facilities
Current maturities	194	198
Bonds and notes
Borrowings and other credit facilities
Current maturities	2,491	525
Bank loans
Borrowings and other credit facilities
Current maturities	5,434	4,472
Other borrowings
Borrowings and other credit facilities
Current maturities	627	294
Obligations under finance leases
Borrowings and other credit facilities
Current maturities		Rp 807
Lease liabilities
Borrowings and other credit facilities
Current maturities	Rp 4,663